Employee benefit plans and compensation plans - Defined benefit plans - Expense (Details) - Defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit plans and compensation plans
Actuarial (gains) losses	$ (0.4)	$ 0.8
Foreign Plan
Employee benefit plans and compensation plans
Service cost	(0.8)	(0.9)	$ 1.0
Interest cost	2.2		(0.1)
Actuarial (gains) losses	(0.3)	(0.9)	(1.1)
Net periodic pension expense	$ 1.1	$ (1.8)	$ (0.2)